Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 74,648	$ 43,551
Trade accounts receivable, net	2,899	2,346
Prepayments and other assets	1,319	1,259
Above market acquired charters (Note 6)	1,863	0
Inventories	2,416	2,333
Total current assets	83,145	49,489
Fixed assets
Vessels, net (Note 5)	1,042,900	959,550
Total fixed assets	1,042,900	959,550
Other non-current assets
Trade accounts receivable, net	848	848
Above market acquired charters (Note 6)	79,753	47,720
Deferred charges, net	2,403	2,021
Restricted cash	13,500	10,500
Total non-current assets	1,139,404	1,020,639
Total assets	1,222,549	1,070,128
Current liabilities
Current portion of long-term debt (Note 7)	5,400	0
Trade accounts payable	5,444	4,776
Due to related parties (Note 4)	21,062	17,447
Derivative instruments (Note 8)	0	467
Accrued liabilities	3,686	2,781
Deferred revenue (Note 4)	7,396	10,302
Total current liabilities	42,988	35,773
Long-term liabilities
Long-term debt (Note 7)	505,615	458,365
Deferred revenue	1,561	2,162
Total long-term liabilities	507,176	460,527
Total liabilities	550,164	496,300
Commitments and contingencies (Note 13)	0	0
Partners' capital	672,385	573,828
Total liabilities and partners' capital	$ 1,222,549	$ 1,070,128